Tax and social security obligations - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax and Social Security Obligations [Abstract]
Corporate income tax liability	R$ 610,265	R$ 536,422
Corporate income tax prepaid	538,809	291,973
Withholding taxes payable	R$ 17,561	R$ 20,219